Offsets	Aug. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Joby Aviation, Inc.
Form or Filing Type	S-3
File Number	333-282809
Initial Filing Date	Oct. 24, 2024
Fee Offset Claimed	$ 8,830.87
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 80,138,471.07
Termination / Withdrawal Statement	1a. On October 24, 2024, Joby Aviation, Inc. (the "Company") filed a Registration Statement on Form S-3ASR (Registration No. 333-282809) (the "Registration Statement") and, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), deferred payment of the entire registration fee. The Company previously registered securities having an aggregate offering price of up to $1,000,000,000 pursuant to a Registration Statement on Form S-3 (Registration No. 333-267736) (the "Prior Registration Statement"), filed with the Securities and Exchange Commission on October 4, 2022 and declared effective on October 20, 2022. In connection with the filing of the Prior Registration Statement, the Company made a contemporaneous registration fee payment in the amount of $110,200. As disclosed in the Registration Statement, securities having an aggregate offering price of up to $819,658,707 remained unsold under the Prior Registration Statement, the Prior Registration Statement was terminated as of the date of the Registration Statement, and, pursuant to Rule 457(p), $90,326 of the registration fee previously paid in connection with the Prior Registration Statement will be applied to the fees payable pursuant to the Registration Statement and its related prospectus supplements. On October 25, 2024, the Company filed a prospectus supplement and offset filing fees then due by $35,565.13. On December 10, 2024, the Company filed a prospectus supplement and offset filing fees then due by $45,930.00. As a result, as of the date of this prospectus supplement, a filing fee offset of $8,830.87 remains available to offset the current filing fee. The Company is offsetting the filing fee due under this prospectus supplement by $8,830.87, with no amounts remaining to be applied to future filings from this fee offset source.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Joby Aviation, Inc.
Form or Filing Type	S-3
File Number	333-267736
Filing Date	Oct. 04, 2022
Fee Paid with Fee Offset Source	$ 8,830.87
Offset Note	See note 1a.